NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2021	December 31, 2020
Participating non-controlling interests – in operating subsidiaries	$11,644	$11,100
General partnership interest in a holding subsidiary held by Brookfield	50	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,439	2,721
BEPC exchangeable shares	2,159	2,408
Preferred equity	624	609
Perpetual subordinated notes	340	—
	$17,256	$16,894
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2020	$1,002	$1,994	$3,623	$410	$627	$97	$2,651	$14	$682	$11,100
Net income (loss)	2	62	(19)	23	8	11	83	—	36	206
Other comprehensive income (loss)	(79)	29	(90)	—	16	—	(230)	(1)	10	(345)
Capital contributions	—	4	—	862	—	—	—	—	179	1,045
Disposal	—	(214)	—	—	—	—	—	—	—	(214)
Distributions	(4)	(5)	(118)	(101)	(19)	(4)	(121)	(1)	(7)	(380)
Other	—	11	(7)	—	206	—	1	—	21	232
As at June 30, 2021	$921	$1,881	$3,389	$1,194	$838	$104	$2,384	$12	$921	$11,644
Interests held by third parties	75% - 80%	43% - 60%	23% - 71%	75%	50%	25%	53%	0.3%	20% - 50%
General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and BEPC exchangeable shares held by public shareholders and Brookfield
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly LP unit distributions exceed specified target levels. As at June 30, 2021, to the extent that LP unit distributions exceed $0.2000 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold. Incentive distributions of $20 million and $40 million were declared during the three and six months ended June 30, 2021, respectively (2020: $15 million and $31 million, respectively)
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield and the BEPC exchangeable shares are held 26.0% by Brookfield with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the three and six months ended June 30, 2021, exchangeable shareholders of BEPC exchanged 6,033 and 9,642 BEPC exchangeable shares for an equivalent number of LP units amounting to less than $1 million LP units. No Redeemable/Exchangeable partnership units have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at June 30, 2021, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2020: 194,487,939 units), 172,209,771 shares (December 31, 2020: 172,180,417 shares), and 3,977,260 units (December 31, 2020: 3,977,260 units), respectively.
In December 2020, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units. Brookfield Renewable is authorized to repurchase up to 13,740,072 LP units, representing 5% of its issued and outstanding LP units. The bids will expire on December 15, 2021, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units repurchased during the three and six months ended June 30, 2021. During the year ended December 31, 2020, there were no LP units repurchased.
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$2	$3
Incentive distribution	20	15	40	31
	21	17	42	34
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	58	70	117	142
BEPC exchangeable shares held by
Brookfield	14	—	26	—
External shareholders	38	—	78	—
Total BEPC exchangeable shares	52	—	104	—
	$131	$87	$263	$176
Preferred equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2021	2020	June 30, 2021	December 31, 2020
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$138	$134
Series 2 (C$113)(1)	3.11	2.7	April 2025	2	2	62	62
Series 3 (C$249)	9.96	4.4	July 2024	4	4	200	195
Series 5 (C$103)	4.11	5.0	April 2018	2	2	83	81
Series 6 (C$175)	7.00	5.0	July 2018	3	3	141	137
	31.03			$13	$13	$624	$609
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2021, none of the issued Class A, Series 5 and 6 Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid
In July 2021, the Toronto Stock Exchange accepted the notice of BRP Equity's intention to renew the normal course issuer in connection with its outstanding Class A Preference Shares for another year to July 8, 2022, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during the six months ended June 30, 2021.
Perpetual subordinate notes
In April 2021, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $350 million of perpetual subordinated notes at a fixed rate of 4.625%. The perpetual subordinated notes do not have a maturity date except in an Event of Default. The perpetual subordinated notes also provide Brookfield Renewable, at its discretion, the right to defer the interest (in whole or in part) until liquidation of assets due to an Event of Default. The perpetual subordinated notes are classified as a separate class of non-controlling interest on Brookfield Renewable's consolidated statements of financial position as per IAS 32, Financial Instruments: Presentation. Brookfield Renewable paid interest of $3 million on the perpetual subordinated notes during the three and six months ended June 30, 2021. Interest paid on the perpetual subordinated notes are presented as distributions in the consolidated statements of changes in equity. The carrying value of the perpetual subordinated notes, net of transaction cost, is $340 million (2020: nil) as at June 30, 2021.